Charges Related to Business Realignment (Notes)	12 Months Ended
Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Charges Related to Business Realignment
Charges Related to Business Realignment
To structure its businesses in light of current and anticipated customer demand, the Company incurred business realignment charges in 2015, 2014 and 2013.
Business realignment charges by business segment are as follows:

	2015	2014	2013
Diversified Industrial	$30,882	$101,524	$12,234
Aerospace Systems	967	925	—
Work force reductions by business segment are as follows:

	2015	2014	2013
Diversified Industrial	668	1,581	725
Aerospace Systems	21	44	—

The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world, with the majority of charges relating to realignment activities in Europe. Also in 2015, $458 of severance costs for 18 people were included in the Corporate administration caption in the Business Segment Information. In addition, $2,399 and $1,331 of fixed asset write-downs were recognized during 2015 and 2014, respectively, in connection with plant closures in the Diversified Industrial Segment and are reflected in the other expense (income) caption in the Business Segment Information. During 2013, $1,918 of severance costs for 98 people were recognized in connection with the Company's divestiture of its Turkey refrigeration components business and is reflected in the other expense (income) caption in the Business Segment Information. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital.
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2015	2014	2013
Cost of sales	$19,419	$63,575	$8,354
Selling, general and administrative expenses	12,888	38,874	3,880
Loss (gain) on disposal of assets	2,399	1,331	1,918

As of June 30, 2015, approximately $17 million in severance payments have been made relating to charges incurred during 2015, the remainder of which are expected to be paid by June 30, 2016. Severance payments relating to prior-year actions are being made as required. Remaining severance payments related to current-year and prior-year actions of approximately $34 million are primarily reflected within the other accrued liabilities caption in the Consolidated Balance Sheet. Additional charges may be recognized in future periods related to the realignment actions described above, the timing and amount of which are not known at this time.